Organization Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2013
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). On March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the Securities Act and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. At December 31, 2013, members of the Family owned, directly or indirectly, approximately 64.8% of the outstanding common shares, in the aggregate. Furthermore, on August 7, 2013, the Company completed a public offering of 2,000,000 shares of its 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share.
As of December 31, 2012 and 2013, the Company owned and operated a fleet of 47 and 52 container vessels, respectively, with a total carrying capacity of approximately 239,498 TEU and 295,872 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.
At December 31, 2013, Costamare had 86 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except for one incorporated in the Republic of the Marshall Islands, out of which 52 operate vessels, 28 sold or disposed their vessels and are dormant, three were established in 2010 to be used for the acquisition of three newbuild vessels (Note 6), two were established to be used for future vessel acquisitions and one was established in 2013 to participate in investments (Note 9).